ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
Accounts Receivable
ACCOUNTS RECEIVABLE	4. ACCOUNTS RECEIVABLE The Company’s accounts receivable consists of the following:
	December 31, 2022	December 31, 2021
	$	$
Trade receivables	748,097	83,847
GST receivable	22,276	7,701
	770,373	91,548